Net fee and commission income	6 Months Ended
Jun. 30, 2021
Net fee and commission income
Net fee and commission income
Note 4: Net fee and commission income

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Fee and commission income:
Current accounts	312	307	308
Credit and debit card fees	384	350	398
Commercial banking and treasury fees	215	120	154
Unit trust and insurance broking	58	66	80
Factoring	38	42	34
Other fees and commissions	287	236	213
Total fee and commission income	1,294	1,121	1,187
Fee and commission expense	(601)	(558)	(590)
Net fee and commission income	693	563	597
Current account and credit and debit card fees principally arise in Retail; commercial banking, treasury and factoring fees arise in Commercial Banking; and unit trust and insurance broking fees arise in Insurance and Wealth.